S000003467 [Member] Investment Strategy - Sit Tax-Free Income Fund	Mar. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund seeks to achieve its objective by investing primarily in municipal securities that generate interest income that is exempt from regular federal income tax. During normal market conditions, the Fund invests 100% (and, as a fundamental policy, no less than 80%) of its net assets in such tax‑exempt municipal securities. The Fund may invest up to 20% of its assets in securities that generate interest income subject to federal alternative minimum tax (“AMT”). Investors subject to AMT treat the Fund’s income subject to AMT as an item of tax preference in computing their alternative minimum taxable income. Municipal securities are debt obligations issued by or for U.S. states, territories, and possessions and the District of Columbia, and their political subdivisions, agencies, and instrumentalities.
The Fund invests both in revenue bonds, which are backed by and payable only from the revenues derived from a specific facility or specific revenue source, and in general obligation bonds, which are secured by the full faith, credit and taxation power of the issuing municipality. The Fund invests a significant portion of its assets in housing-related securities, such as obligations of municipal housing authorities, which include single family and multi-family mortgage revenue bonds; revenue bonds of health care-related facilities; and revenue bonds of educational institutions, which include higher education institutions, public, private, and charter schools, and student loan-backed bonds.
The Fund primarily invests in securities rated investment-grade at the time of purchase or, if unrated, determined to be of comparable quality by Sit Investment Associates, Inc. (the “Adviser”). Investment-grade securities are rated within the four highest grades by the major rating agencies. However, the Fund may invest up to 30% of its assets in municipal securities rated below investment grade (commonly referred to as junk bonds) or determined to be of comparable quality by the Adviser, but the Fund may not invest in securities rated lower than B3 by Moody’s Investors Service, or B‑ by S&P Global Ratings or Fitch Ratings, or, if unrated, determined by the Adviser to be of comparable quality.
The Fund may invest in debt securities described herein that have not been registered for sale under the Securities Act of 1933 pursuant to Rule 144A (Rule 144A securities) which are determined to be liquid by the Adviser.
The Fund may invest in open‑end investment companies (mutual funds) and closed‑end investment companies which invest in the same types of securities in which the Fund may invest directly.
In selecting securities for the Fund, the Adviser seeks securities providing high tax‑exempt income. The Adviser’s economic outlook and interest rate forecast, as well as its evaluation of a security’s structure, credit quality, yield, maturity, and liquidity, are all factors considered when making investment decisions.
The Adviser attempts to maintain an average effective duration for the portfolio of approximately 3 to 8 years. Duration is a measure of total price sensitivity relative to changes in interest rates. For example, if interest rates rise by 1%, the market value of a security with an effective duration of 3 years would decrease by 3%, with all other factors being constant. Portfolios with longer durations are typically more sensitive to changes in interest rates. The Adviser may hedge the Fund’s duration by investing in interest rate futures and options, but not in excess of 5% of the Fund’s net assets.
The Fund’s dollar-weighted average maturity will, under normal market conditions, range between 10 and 25 years. However, since the Fund’s securities are subject to various types of call provisions which make their expected average lives shorter than their stated maturity dates, the Adviser believes that the Fund’s average effective duration is a more accurate measure of the Fund’s price sensitivity to changes in interest rates than the Fund’s dollar-weighted average maturity.